Employee Benefits - Summary of Trust Assets (Detail) - Level 1 [member]	Dec. 31, 2019	Dec. 31, 2018
Variable return:
Trust assets fixed and variable return percentage	100.00%	100.00%
Traded Securities [member]
Fixed return:
Trust assets fixed return percentage	9.00%	19.00%
Bank instruments [member]
Fixed return:
Trust assets fixed return percentage	23.00%	6.00%
Federal government instruments of the respective countries [member]
Fixed return:
Trust assets fixed return percentage	33.00%	60.00%
Publicly traded shares [member]
Variable return:
Trust assets variable return percentage	35.00%	15.00%